[DECHERT LLP LETTERHEAD]

April 27, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the "Trust") for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information. The interactive data relates to one supplement filed with the Securities and Exchange Commission ("SEC") on behalf of the Trust pursuant to Rule 497(e) on April 9, 2020.

The Prospectus and Statement of Additional Information were filed on February 28, 2020 with the SEC via electronic transmission as part of Post-Effective Amendment No. 254 to the Trust's Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact me at (617) 728- 7171 or John V. O'Hanlon, Esq. at (617) 728-7111 if you have any questions concerning this filing.

Very truly yours,

/s/ Nicholas S. Di Lorenzo Nicholas S. Di Lorenzo

cc:John V. O'Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.